Investments (Schedule Of Changes In Assets Measured At Fair Value On A Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Investment [Line Items]
Balance at January 1	$ 104,841		$ 103,618		$ 203,362
Included in realized gains/losses	(12,542)		500		(85,960)
Included in other comprehensive income	17,856		16,877		79,675
Sales	(13,875)		(8,193)		(6,708)
Amortization	3,566		4,674		3,192
Other	1,442	[1]	1,353	[1]	5,885	[1]
Transfers in to Level 3					53,430
Transfers out of Level 3	(51,886)		(13,988)		(149,258)
Balance at December 31	49,402		104,841		103,618
Asset-backed Securities [Member]
Investment [Line Items]
Balance at January 1	8,042		7,981		23,077
Included in realized gains/losses	0		0		0
Included in other comprehensive income	(714)		255		1,717
Sales	0		0		0
Amortization	(206)		(194)		(183)
Other	0	[1]	0	[1]	0	[1]
Transfers in to Level 3					0
Transfers out of Level 3	0		0		(16,630)
Balance at December 31	7,122		8,042		7,981
Collateralized Debt Obligations [Member]
Investment [Line Items]
Balance at January 1	22,456		18,037		14,158
Included in realized gains/losses	0		(1,712)		(83,458)
Included in other comprehensive income	3,952		2,445		80,674
Sales	0		0		125
Amortization	2,470		2,333		1,014
Other	1,442	[1]	1,353	[1]	5,524	[1]
Transfers in to Level 3					0
Transfers out of Level 3	0		0		0
Balance at December 31	30,320		22,456		18,037
Corporates [Member]
Investment [Line Items]
Balance at January 1	73,673	[2]	71,764	[2]	164,881	[2]
Included in realized gains/losses	(12,542)	[2]	1,504	[2]	(2,502)	[2]
Included in other comprehensive income	14,578	[2]	14,711	[2]	(2,728)	[2]
Sales	(13,875)	[2]	(5,862)	[2]	(6,833)	[2]
Amortization	1,302	[2]	2,536	[2]	2,366	[2]
Other	0	[1],[2]	0	[1],[2]	213	[1],[2]
Transfers in to Level 3					48,995	[2]
Transfers out of Level 3	(51,886)	[2]	(10,980)	[2]	(132,628)	[2]
Balance at December 31	11,250	[2]	73,673	[2]	71,764	[2]
Other [Member]
Investment [Line Items]
Balance at January 1	670		5,836		1,246
Included in realized gains/losses	0		708		0
Included in other comprehensive income	40		(534)		12
Sales	0		(2,331)		0
Amortization	0		(1)		(5)
Other	0	[1]	0	[1]	148	[1]
Transfers in to Level 3					4,435
Transfers out of Level 3	0		(3,008)		0
Balance at December 31	$ 710		$ 670		$ 5,836

[1]	Includes capitalized interest and foreign exchange adjustments.
[2]	Includes redeemable preferred stocks